As filed with the U.S. Securities and Exchange Commission on March 21, 2013

Securities Act File No. 33-19229

Investment Company Act of 1940 File No. 811-5430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 119	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 117	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (617) 664-2426

Name and Address of Agent for Service:	Copies to:
Joshua A. Weinberg	Philip H. Newman, Esq.
Vice President and Counsel	Goodwin Procter LLP
SSgA Funds Management, Inc.	Exchange Place
One Lincoln Street	Boston, Massachusetts 02109
Boston, Massachusetts 02111-2900

It is proposed that this filing will become effective under Rule 485:

☒	immediately upon filing pursuant to paragraph (b)

☐	on ( ) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 119 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 21st day of March, 2013.

SSGA FUNDS, REGISTRANT

By	/s/ Ellen M. Needham
Ellen M. Needham President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on March 21, 2013.

Signature	Title

/s/ William L. Marshall*	Trustee
William L. Marshall

/s/ Patrick J. Riley*	Trustee
Patrick J. Riley

/s/ Richard D. Shirk *	Trustee
Richard D. Shirk

/s/ Bruce D. Taber *	Trustee
Bruce D. Taber

/s/ Laura F. Dell	Treasurer and Principal Financial Officer
Laura F. Dell

/s/ Ellen M. Needham	President and Principal Executive Officer
Ellen M. Needham

*By	/s/ Ryan M. Louvar
Ryan M. Louvar As Attorney-in-fact

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase